Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2018
Other Accounts Receivable and Prepaid Expenses [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 5:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2018	2017
	USD

Government authorities	$41	$66
Prepaid expenses and others	$3,974	$3,093

	$4,015	$3,159